SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock MuniYield California Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06499

_________________

1.	Title of the class of securities of BlackRock MuniYield California Fund, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all of its outstanding Shares.  See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of May, 2011.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
A28	09254M204	June 9, 2011	1,453	$36,325,000
B7	09254M303	June 2, 2011	1,453	$36,325,000
C28	09254M402	June 30, 2011	484	$12,100,000
D7	09254M501	June 7, 2011	848	$21,200,000